Share Capital (Tables)	12 Months Ended
Jan. 31, 2026
Share Capital
Schedule of common shares outstanding

	January 31,	January 31,	January 31,
(thousands of shares)	2026	2025	2024
Balance, beginning of year	85,606	85,183	84,820
Shares issued:
Stock options and share units exercised	427	423	363
Repurchased shares	(11)	—	—
Balance, end of year	86,022	85,606	85,183